INCOME TAXES - Components of deferred income tax assets (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Property, plant and equipment		$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
Deferred Tax Assets, Gross	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)
Carrying value